Offerings - Offering: 1	Sep. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	2,600,000
Proposed Maximum Offering Price per Unit	0.14
Maximum Aggregate Offering Price	$ 364,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 50.27
Offering Note	This Registration Statement on Form S-8 covers (i) 2,600,000 shares of the Registrant's common stock, par value $0.0001 per share (the "Common Stock") authorized to be issued under the Registrant's Amended and Restated 2024 Equity Incentive Plan (the "Plan") and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), such indeterminate number of additional shares of Common Stock as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the Plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on September 18, 2026, a date within five business days prior to the date of filing of this Registration Statement.